NOTE 2 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies) (Annual Report) (Annual Report [Member])	12 Months Ended
Dec. 31, 2012
Annual Report [Member]
Use of Estimates

Use of Estimates

The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. The areas involving the most significant use of estimates include the estimated realizable value of accounts receivable, contractual adjustment of gross billings, medical malpractice insurance receivable and payable for known claims and liabilities for claims incurred but not reported (IBNR) related to medical malpractice. These estimates are based on knowledge of current events and anticipated future events. The Company adjusts these estimates each period as more current information becomes available. The impact of any changes in estimates is included in the determination of earnings in the period in which the estimate is adjusted. Actual results may ultimately differ materially from those estimates.

Cash

Cash

The Company considers cash in banks and other highly liquid investments with insignificant interest rate risk and maturities of three months or less at the time of acquisition to be cash and cash equivalents. At December 31, 2012 and 2011, the Company had no cash equivalents. The Company maintains cash accounts in financial institutions that are guaranteed by the Federal Deposit Insurance Corporation (“FDIC”). FDIC insurance has temporarily increased from $100,000 to $250,000 per depositor through December 31, 2013. Deposits in excess of FDIC insurance totaled approximately $637,000 at December 31, 2012 and $0 at December 31, 2011.

Accounts Receivable

Accounts Receivable

Accounts receivable represent amounts due from third-party payors, including government sponsored Medicare and Medicaid programs, insurance companies and patients for medical services provided. Accounts receivable are recorded and stated at the amount expected to be collected and have been adjusted to reflect the differences between charges and the estimated reimbursable amounts.

Accounts receivable balances as of December 31 were as follows:

	2012	2011
Accounts Receivable	1,074,528	$3,163,267
Less Contractual Allowances and Allowances for Doubtful Accounts	(937,057)	(1,976,713)
	137,471	$1,186,554

Property and Equipment

Property and Equipment

Property and equipment are recorded at cost and depreciated on a straight-line basis over the estimated useful life of the asset. Expenditures for major renewals and betterments that extend the useful lives of properly and equipment are capitalized. Expenditures for maintenance and repairs are charged to expense as incurred.

Impairment of Long-Lived Assets

Impairment of Long-Lived Assets

The Company reviews its long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of the asset may not be recovered.

The Company assesses the recoverability of its long-lived assets by comparing the projected undiscounted net cash flows associated with the related long-lived asset or group of long-lived assets over their remaining estimated useful lives against their respective carrying amounts.  Impairment, if any, is based on the excess of the carrying amount over the fair value of those assets.  Fair value is generally determined using the asset’s expected future discounted cash flows or market value, if readily determinable.  If long-lived assets are determined to be recoverable, but the newly determined remaining estimated useful lives are shorter than originally estimated, the net book values of the long-lived assets are depreciated over the newly determined remaining estimated useful lives.  The Company determined that there were no impairments of long-lived assets as of December 31, 2012 or December 31, 2011.

Fair Value of Financial Instruments

Fair Value of Financial Instruments

U.S. GAAP for fair value measurements establishes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three levels. The fair value hierarchy gives the highest priority to quoted market prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). Level 2 inputs are inputs, other than quoted prices included within Level 1, which are observable for the asset or liability, either directly or indirectly. The fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities and the lowest priority to unobservable inputs.

The carrying amounts of the Company’s financial assets and liabilities, such as cash, accounts receivable, deposits, accounts payable and accrued expenses, approximate their fair values because of the short maturity of these instruments. The Company’s debt to financial institutions approximate the fair value of such instrument based upon management’s best estimate of interest rates that would be available to the Company for similar financial arrangement.

Revenue Recognition

Revenue Recognition

Hospitalist/Intensivist - Revenue consists primarily of net patient service revenues that are recorded based upon established billing rates less allowances for contractual adjustments. Revenues are recorded during the period the healthcare services are provided, based upon the estimated amounts due from the patients and third party payors, including federal and state agencies (under the Medicare and Medicaid programs), managed care health plans and commercial insurance companies. Estimates of contractual allowances under third-party payor arrangements are based upon the payment terms specified in the related contractual agreements. Third-party payor contractual payment terms are generally based upon predetermined rates per diagnosis, per diem rates, or discounted fee-for-service rates.

The Company derives a significant portion of its revenues from third party insurers and accordingly receives discounts from standard charges. The Company must estimate the total amount of these discounts to prepare its financial statements. The various managed care contracts under which these discounts must be calculated are complex and are subject to interpretation and adjustment. These interpretations sometimes result in payments that differ from the Company’s estimates. Additionally, updated regulations and contract renegotiations occur frequently, necessitating regular review and assessment of the estimation process by management. Changes in estimates related to the allowance for contractual discounts affect revenues reported in the Company’s statements of operations in the period of the change.

The Medicare and Medicaid reimbursing entities (“Entities”) provide a substantial portion of the Company revenues. These Entities are subject to numerous laws and regulations of federal, state and local governments, including but not limited to matters such as licensure, accreditation, participation requirements, reimbursement formulas and fraud and abuse. Compliance with standards and other regulations can be subject to future government review and interpretation. Any future changes in federal and state reimbursement funding mechanisms could affect the Company.

Interior Design - The Company follows ASC 605-10-S99-1 of the FASB Accounting Standards Codification for revenue recognition. The Company will recognize revenue when it is realized or realizable and earned. The Company considers revenue realized or realizable and earned when it has persuasive evidence of an arrangement that the services have been rendered to the customer, the sales rice is fixed or determinable, and collectability is reasonably assured.

Income Taxes

Income Taxes

The Company follows Section 740-10-30 of the FASB Accounting Standards Codification, which requires recognition of deferred tax assets and liabilities for the expected future tax consequences of events that have been included in the financial statements or tax returns.  Under this method, deferred tax assets and liabilities are based on the differences between the financial statement and tax bases of assets and liabilities using enacted tax rates in effect for the year in which the differences are expected to reverse.  Deferred tax assets are reduced by a valuation allowance to the extent management concludes it is more likely than not that the assets will not be realized.  Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled.  The effect on deferred tax assets and liabilities of a change in tax rates is recognized in the Statements of Operations in the period that includes the enactment date.

The Company adopted section 740-10-25 of the FASB Accounting Standards Codification (“Section 740-10-25”). Section 740-10-25 addresses the determination of whether tax benefits claimed or expected to be claimed on a tax return should be recorded in the financial statements.  Under Section 740-10-25, the Company may recognize the tax benefit from an uncertain tax position only if it is more likely than not that the tax position will be sustained on examination by the taxing authorities, based on the technical merits of the position. The Company had no material adjustments to its liabilities for unrecognized income tax benefits according to the provisions of Section 740-10-25.

Earnings Per Share

Earnings Per Share

The Company computes earnings per share in accordance with the provisions of FASB ASC Topic 260, "Earnings Per Share," which specifies the computation, presentation and disclosure requirements for earnings (loss) per share for entities with publicly held common stock.  Basic earnings per share are computed by dividing net earnings available to common shareholders by the weighted average number of common shares outstanding during the period.  Diluted earnings per share are computed assuming the exercise of dilutive stock options under the treasury stock method and the related income tax effects.

As of December 31, 2012 and 2011, we had 250,000 and 750,000 shares of Convertible Preferred Stock outstanding convertible into 2,500,000 and 7,500,000 common shares, respectively.

The following tables set forth the computation of basic and diluted earnings per share as shown on the face of the accompanying Statements of Operations:

	Years Ended December 31,
	2012			2011

	Net Income	Shares	Per Share Amount	Net Loss	Shares	Per Share Amount

Basic Earnings per Share:	$2,658,917			$(577,685)

Net income (loss)
Amount allocated to participating securities	(210,000)			—
Net income available for basic common shares and basic earnings per share	$2,448,917	46,597,338	$0.05	$(577,685)	43,612,365	$(0.01)

Diluted Earnings per Share:
Net income (loss)	$2,658,617			$(577,685)
Amount allocated to participating securities	(210,000)
Adjustment for dilutive potential common shares		2,500,000		—	—
Net income available for diluted common shares and diluted earnings per share	$2,448,917	49,097,338	$0.05	$(577,685)	43,612,365	$(0.01)

Recent Accounting Pronouncements

Recent Accounting Pronouncements

In August 2010, the Financial Accounting Standard Board (FASB) issued revised GAAP on the presentation of insurance claims and related insurance recoveries. The revised GAAP requires a healthcare entity to present medical malpractice claims and similar liabilities without consideration of insurance recoveries. Related insurance recoveries are to be presented as a receivable net of a valuation allowance for uncollectible amounts. The accompanying financial statements present reserves for known malpractice claims. As of December 31, 2012 and 2011, the company had no receivables for related insurance recoveries. Had any such receivables existed, they would be presented on an undiscounted basis based upon loss projections.